Equity Method Investments	12 Months Ended
Dec. 31, 2016
Equity Method Investments
Equity Method Investments

The companies accounted for as equity method investments, all of which are incorporated in the Marshall Islands, are as follows:

		Participation %	Date Established
Entity	Vessel/Hull	December 31, 2016	/Acquired
Steadman Maritime Co.	Ensenada Express	49%	July 1, 2013
Marchant Maritime Co.	Padma	49%	July 8, 2013
Horton Maritime Co.	Petalidi	49%	June 26, 2013
Smales Maritime Co.	Elafonisos	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Kemp Maritime Co.	Cape Akritas	49%	June 6, 2013
Hyde Maritime Co.	Hull NCP0114	49%	June 6, 2013
Skerrett Maritime Co.	Hull NCP0152	49%	December 23, 2013
Ainsley Maritime Co.	Hull NCP0115	25%	June 25, 2013
Ambrose Maritime Co.	Hull NCP0116	25%	June 25, 2013
Benedict Maritime Co.	Triton	40%	October 16, 2013
Bertrand Maritime Co.	Titan	40%	October 16, 2013
Beardmore Maritime Co.	Talos	40%	December 23, 2013
Schofield Maritime Co.	Taurus	40%	December 23, 2013
Fairbank Maritime Co.	Theseus	40%	December 23, 2013
Platt Maritime Co.	Hull YZJ1206	49%	May 18, 2015
Sykes Maritime Co.	Hull YZJ1207	49%	May 18, 2015
Connell Maritime Co.(*)	n/a	n/a	December 18, 2013

(*) Dissolved on December 16, 2016

During the year ended December 31, 2013, in accordance with the Framework Deed, York contributed $16,044, in the aggregate, in order to acquire a 51% equity interest in the ship-owning companies Steadman Maritime Co., Marchant Maritime Co. and Horton Maritime Co., and for initial working capital of such ship-owning companies. There was no difference between: (a) the aggregate of the fair value of the consideration received and the fair value of the retained investment, as compared with (b) the carrying amount of the former subsidiaries assets and liabilities, in each case at the date the subsidiaries were deconsolidated. During the year ended December 31, 2016, Costamare Ventures contributed $613 to the equity of Steadman Maritime Co. During the year ended December 31, 2016 the Company received $613 in the form of a special dividend from Horton Maritime Co. and Marchant Maritime Co.

During 2013, Costamare Ventures participated with a 49% interest in the equity of Kemp Maritime Co. and Hyde Maritime Co. which entered into ship-building contracts for the construction of two 11,000 TEU container vessels. During the years ended December 31, 2015 and 2016, Costamare Ventures contributed in aggregate $921 and $3,187, respectively. In June 2016, both companies, as joint and several borrowers, signed a loan agreement with a bank for an amount up to $88,000, in aggregate, to partly finance the construction cost of the two newbuild vessels. The Company, Costamare Ventures and York through its affiliate Bluebird Holdings L.P., participate as corporate guarantors (Note 13 (c)).

During the year ended December 31, 2015, Costamare Ventures participated with a 25% interest in the equity of Ainsley Maritime Co. and Ambrose Maritime Co., which entered into ship-building contracts for the construction of two 11,000 TEU container vessels, by contributing $13,200, in the aggregate. During the year ended December 31, 2016, Costamare Ventures contributed $4,662, in the aggregate, to the equity of Ainsley Maritime Co. and Ambrose Maritime Co. In August 2016, these two companies, as joint and several borrowers, signed a loan agreement with a bank for an amount up to $86,600, in aggregate, to partly finance the construction cost of the two newbuild vessels. The Company, Costamare Ventures and York, through its affiliate Bluebird Holdings L.P., participate as corporate guarantors (Note 13 (c)).

During the year ended December 31, 2014, Costamare Ventures participated with a 40% interest in the equity of Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co., which entered into ship-building contracts for the construction of five 14,000 TEU container vessels, by contributing $30,305, in the aggregate. In December 2014, these five companies novated their ship-building contracts to a financial institution and agreed to lease back the vessels upon their delivery from the shipyard for a period of 12 years. Upon novation of the contracts, the Company received $23,400 in the form of a dividend. During the year ended December 31, 2015 and 2016, Costamare Ventures contributed in aggregate $1,090 and $25,323, respectively, to such companies.

During the year ended December 31, 2014, Costamare Ventures participated with a 40% interest in the equity of Connell Maritime Co. by contributing $6,669. In December 2016, the shareholders of Connell Maritime Co. signed the dissolution of the entity. During the year ended December 31, 2014, Costamare Ventures participated with a 49% interest in the equity of Smales Maritime Co. by contributing $4,654 for the acquisition of the secondhand vessel Elafonisos of which $251 was refunded to the Company during the year ended December 31, 2015. During the year ended December 31, 2016, Costamare Ventures contributed $463 to the equity of Smales Maritime Co.

During the year ended December 31, 2015, Costamare Ventures participated with a 49% interest in the equity of Geyer Maritime Co. by contributing $3,212 for the acquisition of the secondhand vessel Arkadia and a 49% interest in the equity of Skerrett Maritime Co., which entered into a ship-building contract for the construction of an 11,000 TEU container vessel. During the year ended December 31, 2015 and 2016, Costamare Ventures contributed to Skerrett Maritime Co., in the aggregate, $21,662 and $218, respectively. Costamare Ventures also participated with a 49% interest to the equity of Goodway Maritime Co., for the acquisition of the secondhand vessel Monemvasia, which was delivered in February 2016, by contributing in the aggregate, $637 during the year ended December 31, 2015 and $2,925 during the year ended December 31, 2016.

During 2015, Costamare Ventures participated with a 49% interest in the equity of Platt Maritime Co. and Sykes Maritime Co., which entered into ship-building contracts for the construction of two 3,800 TEU container vessels, by contributing $4,410, in the aggregate. In December 2015, these two companies agreed to novate their ship-building contracts to a financial institution and agreed to lease back the vessels upon their delivery from the shipyard for a period of seven years. Upon novation of the contracts in February 2016, the Company received $2,744 in the form of a special dividend. During the year ended December 31, 2016, the Company contributed in the aggregate, the amount of $427.

For the years ended December 31, 2014, 2015 and 2016, the Company recorded net losses of $3,428, $529 and $78, respectively on equity method investments, which are separately reflected as Equity loss on investments in the accompanying consolidated statements of income. Costamare Ventures has provided Marchant Maritime Co., Horton Maritime Co. and Steadman Maritime Co. with certain cash advances. As of December 31, 2015 and 2016, the aggregate balance due from these companies amounted to $1,678 and nil, respectively and are included in Due from related parties in the accompanying consolidated balance sheets.

The summarized combined financial information of the companies accounted for as equity method investment is as follows:

	December 31, 2015	December 31, 2016
Non-current assets	290,805	952,458
Current assets	11,969	35,993
	302,774	988,451

Current liabilities	5,335	39,428

	Years ended December 31,
	2015	2016
Voyage revenue	14,218	45,887
Net income / (loss)	(1,669)	736